UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07813
                                                    ----------

                              KOBREN INSIGHT FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Eric J. Godes
                              Kobren Insight Funds
                          20 William Street, Suite 310
                            WELLESLEY HILLS, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-456-2736
                                                           -------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

           Date of reporting period: JULY 1, 2006 - NOVEMBER 20, 2006
                                    ---------------------------------

          Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

          A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


FORM N-PX SPREADSHEET

FUND NAME: Kobren Growth Fund
REPORTING PERIOD: 07/01/2006 - 11/20/2006

Issuer of Portfolio Security    Exchange Ticker Symbol      CUSIP #      Shareholder Meeting Date     Summary of Matter Voted On
Fidelity Capital Appreciation   FDCAX                       316066-109   9/20/2006                    A vote for board of directors




Who Proposed Matter:
Issuer / Shareholder    Whether Fund Cast Vote on Matter   Fund's Vote   Whether Vote Was For or Against Management
Issuer                  Yes                                For           For


                               PROXY VOTING RECORD

                  FOR PERIOD JULY 1, 2006 TO NOVEMBER 20, 2006

                                                                                                       Item
Date       Shareholder  Sequential   Company                       ticker     cusip    proposed by?    Vote
Voted       meeting         ID #                                                                      (for,
             date                                                                                     against,
                                                                                                      abstain"


07/06/06    07/11/06       1433      Dryships                       drys    Y2109Q101    issuer        for
07/06/06    07/11/06       1433      Dryships                       drys    Y2109Q101    issuer        for
07/06/06    07/11/06       1433      Dryships                       drys    Y2109Q101    issuer        for
07/06/06    07/11/06       1433      Dryships                       drys    Y2109Q101    issuer        for
08/01/06    08/04/06       1436      Pioneer Drilling Company       pdc     723655106    issuer        for
08/01/06    08/04/06       1436      Pioneer Drilling Company       pdc     723655106    issuer        for
08/01/06    08/04/06       1436      Pioneer Drilling Company       pdc     723655106    issuer        for
08/18/06    08/22/06       1438      North Fork Bancorporation      nfb     659424105    issuer        for
08/18/06    08/22/06       1438      North Fork Bancorporation      nfb     659424105    issuer        for
08/18/06    08/22/06       1438      North Fork Bancorporation      nfb     659424105    issuer        for
08/18/06    08/22/06       1438      North Fork Bancorporation      nfb     659424105    issuer        for
09/05/06    09/07/06       1440      H & R Block                    hrb     093671105    issuer        for
09/05/06    09/07/06       1440      H & R Block                    hrb     093671105    issuer        for
09/05/06    09/07/06       1440      H & R Block                    hrb     093671105    issuer        for
09/05/06    09/07/06       1440      H & R Block                    hrb     093671105    issuer        for
09/28/06    10/05/06       1447      Ryan's Restaurant Group        ryan    783520109    issuer        for
09/28/06    10/05/06       1447      Ryan's Restaurant Group        ryan    783520109    issuer        for
10/12/06    10/18/06       1449      Briggs & Stratton              bgg     109043109    issuer        for
10/12/06    10/18/06       1449      Briggs & Stratton              bgg     109043109    issuer        for
10/12/06    10/18/06       1449      Briggs & Stratton              bgg     109043109    issuer        against
10/13/06    10/20/06       1450      News Corp                      nws     65248E203    issuer        for
10/13/06    10/20/06       1450      News Corp                      nws     65248E203    issuer        for
10/13/06    10/20/06       1450      News Corp                      nws     65248E203    issuer        against
10/13/06    10/20/06       1450      News Corp                      nws     65248E203    shareholder   for
10/20/06    10/25/06       1452      Memc                           wfr     552715104    issuer        for
10/23/06    10/26/06       1454      Seagate Technology             stx     G7945J104    issuer        for
10/23/06    10/26/06       1454      Seagate Technology             stx     G7945J104    issuer        for
10/23/06    10/26/06       1454      Seagate Technology             stx     G7945J104    issuer        for
10/23/06    10/26/06       1454      Seagate Technology             stx     G7945J104    issuer        for
11/03/06    11/09/06       1456      Avnet                          avt     053807103    issuer        for
11/03/06    11/09/06       1456      Avnet                          avt     053807103    issuer        for
11/03/06    11/09/06       1456      Avnet                          avt     053807103    issuer        for
11/03/06    11/09/06       1456      Avnet                          avt     053807103    shareholder   against

                          Correlation with
 Company                     Directors                                                                                voted for
                           (with, against)                                                                            the fund?
                                              Item       Description of Item
                                          Identification


 Dryships                       with            1        to elect directors                                              yes
 Dryships                       with            2        appoint Ernst & Young as auditors                               yes
 Dryships                       with            3        increase the number of authorized shares of common stock        yes
 Dryships                       with            4        adopt provision limiting personal liability of directors        yes
 Pioneer Drilling Company       with            1        to elect directors                                              yes
 Pioneer Drilling Company       with            2        appoint KPMG as auditors                                        yes
 Pioneer Drilling Company       with            3        amend 2003 stock plan, to increase number of non-qualified stock options granted to outside directors on June 15th of
                                                         each year                                                       yes
 North Fork Bancorporation      with            1        approve and adopt agreement and plan of merger between
                                                         Capital One Financial and North Fork Bancorporation             yes
 North Fork Bancorporation      with            2        adjourn or postpone the annual meeting if necessary to
                                                         solicit additional proxies                                      yes
 North Fork Bancorporation      with            3        to elect directors                                              yes
 North Fork Bancorporation      with            4        appoint KPMG as auditors                                        yes
 H & R Block                    with            1        to elect directors                                              yes
 H & R Block                    with            2        approve amendments to 1999 stock option plan                    yes
 H & R Block                    with            3        approve material terms of performance goals for performance shares issued pursuant to 2003 long-term executive
                                                         compensation plan                                               yes
 H & R Block                    with            4        appoint KPMG as auditors                                        yes
 Ryan's Restaurant Group        with            1        approve merger                                                  yes
 Ryan's Restaurant Group        with            2        adjourn or postpone the annual meeting if necessary to
                                                         solicit additional proxies                                      yes
 Briggs & Stratton              with            1        to elect directors                                              yes
 Briggs & Stratton              with            2        ratify PWC as auditors                                          yes
 Briggs & Stratton              against         3        ratify the rights agreement                                     yes
 News Corp                      with            1        to elect directors                                              yes
 News Corp                      with            2        ratify Ernst & Young as auditors                                yes
 News Corp                      against         3        approve amended and restated rights plan                        yes
 News Corp                      against         4        annual election of directors                                    yes
 Memc                           with            1        to elect directors                                              yes
 Seagate Technology             with            1(A-L)   to elect directors                                              yes
 Seagate Technology             with            2        increase common shares eligible for issuance under 2004
                                                         stock compensation plan                                         yes
 Seagate Technology             with            3        increase issuable common shares available for purchase
                                                         under employee stock purchase plan                              yes
 Seagate Technology             with            4        appoint Ernst & Young as auditors                               yes
 Avnet                          with            1        to elect directors                                              yes
 Avnet                          with            2        approve 2006 stock compensation plan                            yes
 Avnet                          with            3        appoint KPMG as auditors                                        yes
 Avnet                          with            4        separate roles of CEO and Chairman                              yes

                                   SIGNATURES

          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


          Registrant          KOBREN INSIGHT FUNDS
                    ------------------------------------------------------------

          By (Signature and Title)* /S/ ERIC M. KOBREN
                                   ---------------------------------------------
                                            Eric M. Kobren, Chairman & President
                                            (Principal Executive Officer)

          Date 12/12/06
              ------------------------------------------------------------------

          *Print the name and title of each signing officer under his or her signature.